Taxation (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Abstract]
Profit before tax	£ 3,117	£ 2,731	£ 2,894
UK corporation tax thereon at 19% (2017:19.25%)	£ (592)	(525)	(557)
UK corporation tax rate	19.00%			19.25%
Impact of surcharge on banking profits	£ (186)	(221)	(231)
Non-deductible costs: conduct charges	(92)	(115)	(170)
Non-deductible costs: bank levy		(44)
Other non-deductible costs	(44)	(23)	(36)
Non-taxable income	51	17	55
Tax-exempt gains on disposals	38	59	69
Recognition of losses that arose in prior years	(10)	(9)	9
Remeasurement of deferred tax due to rate changes	10	26	(35)
Differences in overseas tax rates	3	(16)	1
Policyholder tax	(36)	(29)	(37)
Adjustments in respect of prior years	8	59	26
Tax effect of share of results of joint ventures		(2)	1
Tax expense	£ (850)	£ (823)	£ (905)